Nature of Operations and Continuance of Business (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 04, 2006	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net loss incurred		$ (1,846,151)
Accumulated deficit		(32,477,372)	$ (30,631,221)
Cash paid for acquisition of mineral claims		$ 0	$ 0	$ 350,000
Tombstone, Arizona mineral claims acquired
Interest acquired	100.00%
Cash paid for acquisition of mineral claims	$ 100,000
Shares issued for acquisition of mineral claims	8,000,000